Schedule of Investments
March 31, 2020 (unaudited)
AmericaFirst Seasonal Rotation Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 53.59%

Construction, Mining & Materials Handling Machinery & Equip - 2.94%
Dover Corp. (2)	1,031	86,542

Electric Housewares & Fans - 3.15%
Helen of Troy, Ltd. (2)	645	92,899

Hotels & Motels - 3.54%
Penn National Gaming, Inc. (2)	3,788	47,918
Wyndham Destinations, Inc.	2,608	56,594

		104,512

Hotels, Rooming House, Camps & Other Lodging Places - 2.14%
Hilton Grand Vacations, Inc. (2)	4,000	63,080

Miscellaneous Chemical Products - 2.93%
Element Solutions, Inc. (2)	10,339	86,434

Operative Builders - 6.36%
Horton DR, Inc.	1,999	67,966
PulteGroup, Inc.	2,618	58,434
TRI Pointe Group, Inc. (2)	6,955	60,995

		187,395

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 3.28%
DuPont de Nemours, Inc.	2,838	96,776

Retail-Lumber & Other Building Materials Dealers - 2.56%
BMC Stock Holdings, Inc. (2)	4,251	75,370

Search, Detection, Navigation, Guidance, Aeronautical Sys - 3.36%
Northrop Grumman Corp. (2)	327	98,934

Semiconductors & Related Devices - 5.91%
Applied Materials, Inc. (2)	1,863	85,363
Qorvo, Inc. (2)	1,102	88,854

		174,217

Services-Hospitals - 2.26%
Select Medical Holding Corp. (2)	4,449	66,735

Services-Misc Health & Allied Services, Nec - 3.48%
DaVita, Inc. (2)	1,348	102,529

Services-Specialty Outpatient Facilities, Nec - 2.25%
Acadia Healthcare Co., Inc. (2)	3,614	66,317

Ship & Boat Building & Repairing - 3.23%
Huntington Ingalls Industries, Inc. (2)	522	95,114

Special Industry Machinery, Nec - 3.05%
Lam Research Corp.	375	90,000

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 3.16%
Commercial Metals Co. (2)	5,899	93,145

Total Common Stocks	(Cost $ 2,209,513)	1,579,999

Registered Investment Companies - 46.49%

iShares 10-20 Year Treasury Bond ETF (8)	8,178	1,370,739

Total Registered Investment Companies	(Cost $ 1,302,857)	1,370,739

Total Investments - 100.09%	(Cost $ 3,512,370)	2,950,738

Other Assets less Liabilities - 0.15%		4,345

Total Net Assets - 100.00%		2,948,219

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$2,950,738	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,950,738	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.